Segments and Entity-Wide Disclosure (Narrative) (Details) - Customers	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Number of customer	2	3	2
Customer One [Member]
Segment Reporting Information [Line Items]
Customer revenue percentage	12.00%	13.00%	12.00%
Customer Two [Member]
Segment Reporting Information [Line Items]
Customer revenue percentage	16.00%	14.00%	30.00%
Customer Three [Member]
Segment Reporting Information [Line Items]
Customer revenue percentage		28.00%